UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter End: December 31, 2002

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (check only one):           [   ] is a restatement
                                             [   ] adds new holdings entries

Institutional Investment Manger Filing this Report:

Name:      AKRE CAPITAL MANAGEMENT LLC
Address:   2 WEST WASHINGTON STREET
           PO BOX 998
           MIDDLEBURG, VIRGINIA 20118-0998

Form 13F File Number:       28 -  06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Rainey
Title:     Portfolio Manager
Phone:     540-687-3880

Signature, Place, and Date of Signing:

David Rainey	            MIDDLEBURG, VA       14-February-2003
[Signature]                    [City, State]        [Date]

Report Type (check only one):

[ X ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[   ]  13F NOTICE  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[   ]  13F COMBINATION REPORT  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reproted by other reporting manager(s))

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0

Form 13F Information Table Entry Total:   30

Form 13F Information Table Value Total ($ in thousands):  97488


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s)
 of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" amd omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMC Entertainment              COM              001669100      531    60000 SH       SOLE                    60000
Airnet Systems                 COM              00941P106      197    40100 SH       SOLE                    40100
Alliance Gaming                COM              01859P609     5117   304010 SH       SOLE                   304010
American Tower A               COM              029912201    11724  3321350 SH       SOLE                  3321350
Americredit                    COM              03060R101     2709   350000 SH       SOLE                   350000
Balchem Corp                   COM              057665200      972    40000 SH       SOLE                    40000
Carmax                         COM              143130102      885    49518 SH       SOLE                    49518
Churchill Downs, Inc.          COM              171484108      677    17735 SH       SOLE                    17735
Corus Bancshares               COM              220873103      306     7000 SH       SOLE                     7000
DR Horton                      COM              23331A109      694    40000 SH       SOLE                    40000
Dover Downs Gaming & Entertain COM              260095104     1191   131128 SH       SOLE                   131128
Dover Motorsports, Inc.        COM              260174107     1049   225645 SH       SOLE                   225645
First Data Corp                COM              319963104      354    10000 SH       SOLE                    10000
Hollywood Casino               COM              436132203     5056   411800 SH       SOLE                   411800
II VI, Inc.                    COM              902104108     1108    69000 SH       SOLE                    69000
Int'l Gaming Tech              COM              459902102      380     5000 SH       SOLE                     5000
Intl. Speedway A               COM              460335201     1787    47933 SH       SOLE                    47933
Intl. Speedway B               COM              460335102    10586   286119 SH       SOLE                   286119
Kaneb Services                 COM              484173109      550    30000 SH       SOLE                    30000
Magna Entertainment            COM              559211107      297    47900 SH       SOLE                    47900
Mark West Hydro                COM              570762104      299    52500 SH       SOLE                    52500
Markel Corporation             COM              570535104    20593   100214 SH       SOLE                   100214
Micros Systems Inc.            COM              594901100     1484    66200 SH       SOLE                    66200
Monarch Casinos                COM              609027107     1318    96000 SH       SOLE                    96000
Multimedia Games               COM              625453105     1923    70046 SH       SOLE                    70046
PDS Gaming                     COM              69329T105      119   106500 SH       SOLE                   106500
Penn National Gaming           COM              707569109    21219  1337950 SH       SOLE                  1337950
Penn Virginia Corp             COM              707882106      545    15000 SH       SOLE                    15000
Scientific Games               COM              80874P109     1982   273000 SH       SOLE                   273000
Shuffle Master                 COM              825549108     1836    96100 SH       SOLE                    96100